Accrued Warranty (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Guarantees [Abstract]
Schedule of Warranty Accrual

Warranty accrual at March 31 consisted of the following (in thousands):

2017
Warranty accrual at beginning of year	$19,912
Accrual during the period	3,447
Cost of warranty services provided during the period	(196)
Reversal of reserves upon warranty expiration	(1,268)

Warranty accrual at end of the period	$21,895

Warranty accrual at December 31 consisted of the following (in thousands):

	2016	2015	2014
Warranty accrual at beginning of year	$13,596	$5,916	$3,748
Accrual during the year	18,886	10,653	3,211
Cost of warranty services provided during the year(1)	(10,808)	(1,349)	(548)
Reduction of reserves	(1,762)	(1,624)	(495)

Warranty accrual at end of year	$19,912	$13,596	$5,916

(1)	The 2016 amount includes an 8.0 million Euro ($8.5 million) payment related to the Nordex settlement agreement.